CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫) ₫ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 VND (₫) ₫ / shares shares [1]	Dec. 31, 2022 VND (₫) ₫ / shares shares [1]
CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE LOSS
Net loss for the year	₫ (77,354,949)	$ (3,178,752,784)	₫ (60,250,348)	₫ (52,958,697)
Other comprehensive loss
Exchange differences on translation of foreign operations	(74,771)	(3,072,570)	(281,808)	(40,571)
Net other comprehensive loss that will be reclassified to profit or loss in subsequent periods	(74,771)	(3,072,570)	(281,808)	(40,571)
Total comprehensive loss for the year, net of tax	(77,429,720)	(3,181,825,354)	(60,532,156)	(52,999,268)
Net loss attributable to non-controlling interests	(89,585)	(3,681,323)	(82,222)	(70,885)
Comprehensive loss attributable to controlling interest	₫ (77,340,135)	$ (3,178,144,031)	₫ (60,449,934)	₫ (52,928,383)
Net loss per share attributable to ordinary shareholders
Basic (amount per share) | (per share)	₫ (33,042)	$ (1.4)	₫ (26,038)	₫ (23,005)
Diluted (amount per share) | (per share)	₫ (33,042)	$ (1.4)	₫ (26,038)	₫ (23,005)
Weighted average number of shares used in loss per share computation
Basic (in shares)	2,338,415,230	2,338,415,230	2,310,823,009	2,299,008,659
Diluted (in shares)	2,338,415,230	2,338,415,230	2,310,823,009	2,299,008,659

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).